Intangible and Other Assets (Tables)	12 Months Ended
Jan. 03, 2015
Intangible and Other Assets
Schedule of intangible and other assets-net

Intangible and other assets-net consisted of the following (in thousands):

		2014		2013
At Fiscal Year End	Useful Lives	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Intangibles-subject to amortization:
Trademarks	10 yrs.	$4,174	$2,950	$4,175	$2,695
Customer lists	5 - 10 yrs.	41,703	17,457	43,367	14,065
Patents	3 - 20 yrs.	2,273	1,902	2,273	1,360
Noncompete agreement	6 yrs.	1,855	851	1,913	558
Other	7 - 20 yrs.	353	341	263	207

Total intangibles-subject to amortization		50,358	23,501	51,991	18,885

Intangibles-not subject to amortization:
Trade names		83,610		83,659

Other assets:
Key money deposits		31,892	18,661	35,535	17,038
Other deposits		21,854		22,574
Deferred compensation plan assets		2,477		2,360
Deferred tax asset-net		8,583		10,044
Restricted cash		575		752
Shop-in-shop		16,333	9,660	16,334	7,767
Interest rate swap		1,724		4,307
Forward contracts		1,802		219
Other		6,978		4,247

Total other assets		92,218	28,321	96,372	24,805

Total intangible and other assets		$226,186	$51,822	$232,022	$43,690

Total intangible and other assets-net			$174,364		$188,332

Schedule of estimated aggregate future amortization expense by fiscal year for intangible assets

Estimated aggregate future amortization expense by fiscal year for intangible assets is as follows (in thousands):

Fiscal Year	Amortization Expense
2015	$4,633
2016	$4,494
2017	$4,236
2018	$3,877
2019	$3,780